Exhibit 99.1

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Enterprise Fleet Financing 2019-3, LLC
Enterprise Fleet Management, Inc.
600 Corporate Park Drive
St. Louis, Missouri 63105

Re:	Enterprise Fleet Financing 2019-3, LLC (the “Issuer”) Series 2019-3 Asset Backed Notes (the “Notes”) Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor”), MUFG Securities Americas Inc. (“MUFG”), BofA Securities, Inc. (“BofA”), J.P. Morgan Securities LLC (“J.P. Morgan”) and RBC Capital Markets, LLC (“RBC,” together with the Issuer, Sponsor, MUFG, BofA and J.P. Morgan, the “Specified Parties”), solely to assist the Issuer with respect to certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a.
An electronic data file labeled “DATA_TAPE.accdb” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 August 2019 (the “Cutoff Date”),

b.	Imaged copies of:
i.
The master equity lease agreement, master walkaway lease agreement and any corresponding amendments or addendums or other related documents (collectively and as applicable, the “Master Lease Agreement”),

ii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”),
iii.	The credit review file (the “Credit Review File”),
iv.	The certificate of title, certificate of origin for a vehicle or other related documents (collectively and as applicable, the “Title”) and
v.
The vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, self-insurance addendum to the Master Lease Agreement, certificate of liability coverage, liability and property coverage certificate, certificate of property insurance, business auto coverage form, verification of coverage, statement of self-insurance, insurance lender inquiry, Section 11(a) of the Master Lease Agreement and/or other related documents (collectively and as applicable and available, the “Insurance Source Documents,” together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the “Source Documents”)

that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File and Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Leases (as defined in Attachment A) or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 October 2019

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Data File.

The Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the “Base Leases” and are expected to be representative of the Leases.

2.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Base Leases from the Base Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

3.	For each Sample Lease, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. All such compared information was in agreement.

b.
Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement.

c.
Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File.

d.
Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 2 to Attachment A, observed that the completed date, as shown on such Credit Review File, was during the 12 month period ending on the Cutoff Date.

Attachment A Page 2 of 3

3.	(continued)

e.
Observed the party listed as owner name or security interest holder/lessor name (only for Sample Leases which had a Title from the state of Oregon) on the corresponding Title, which the Sponsor, on behalf of the Issuer, indicated is the “Owner.” As instructed by the Sponsor, on behalf of the Issuer, we listed the Owner that we observed, as shown on such Title, for each Sample Lease on Exhibit 3 to Attachment A. We performed no procedures to determine the validity of any party listed as owner name or security interest holder/lessor name, as shown such Title.

f.
Observed the loss payee name for physical damage insurance and additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown on such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 4 to Attachment A. We also observed on such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 4 to Attachment A, that:

i.
106 of the Sample Leases have Insurance Source Documents that indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as both the loss payee and additional insured,

ii.
16 of the Sample Leases have Insurance Source Documents that indicate the lessee being self-insured for physical damage and that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured,

iii.
14 of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage and liability and that indicate the amount of physical damage and liability insurance that is billed each month,

iv.
Eight of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for only physical damage and that indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured,

Attachment A Page 3 of 3

3.	(continued)

f.	(continued)

v.	Five of the Sample Leases have Insurance Source Documents that indicate the lessee being self-insured for both physical damage and liability and
vi.	One of the Sample Leases has System Screen Shots that indicate the lessee being self- insured for both physical damage and liability.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 3.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note(s)

Unit number	UNIT_NBR	System Screen Shots	i.

Client number	CLIENT_NUMBER	System Screen Shots	ii.

Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii.

Vehicle make	VEHICLE_MAKE	System Screen Shots

Vehicle model	VEHICLE_MODEL	System Screen Shots

Vehicle type	VEH_TYPE_NAME	System Screen Shots

Contract type	LEASE_TYPE	System Screen Shots	iv.

Lease term	TERM	System Screen Shots	v.

Interest percentage	INT_PCT	System Screen Shots

Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	vi.

Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	v., vii.

Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	v.

Client industry	BUSN_TYPE_DESC	System Screen Shots	viii.

Notes:

i.	For identification purposes only.

ii.
The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the “Affiliate Sample Leases”), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the “Master Customer”). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii.	For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to:

a.	Use the legal name of the Master Customer, as shown on the System Screen Shots, and
b.	Ignore differences due to abbreviations, truncations and punctuation.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:
a.	A contract type of “type N,” as shown on the System Screen Shots, corresponds to a closed term lease (the “Closed Term Sample Leases”), as shown on the Base Data File, and
b.	A contract type of “type E,” as shown on the System Screen Shots, corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Base Data File.

v.
The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cutoff Date.

vi.	The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vii.
For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 48, 50 and 145) (subject to the additional instructions provided by the Sponsor, on behalf of the Issuer, described in the final two paragraphs of this note vii.), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a.	Product of:
i.	The monthly depreciation amount and
ii.	The difference between the lease term and months in service
from
b.	Sum of the unit delivered price and accumulated depreciation reserve, all as shown on the System Screen Shots.

For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Numbers 48, 50 and 145, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:
a.	Product of:
i.	The unit delivered price,
ii.	The depreciation percent and
iii.	The difference between the lease term and months in service
from
b.	Sum of the unit delivered price and accumulated depreciation reserve, all as shown on the System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	(continued)

For the purpose of the procedures described in this note vii., the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the avoidance of doubt with respect to the recalculations described above, the accumulated depreciation reserve, as shown on the System Screen Shots, is a negative value, and the recalculations described above reduce the unit delivered price by such accumulated depreciation value.

viii.
For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date

1	9/20/2016
3	7/19/2018
42	8/7/2018
51	7/19/2018
67	6/13/2018
88	8/13/2018
114	8/21/2018
118	7/31/2018

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a.	Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b.	The level of risk inherent with the client’s fleet,
c.	How long they have been a client,
d.	Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e.	Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described above.

Exhibit 3 to Attachment A

Owner

Sample Lease Number	Owner
1	Enterprise FM Trust
2	Enterprise FM Trust
3	Enterprise FM Trust LSR LSE
4	Enterprise FM Trust
5	Enterprise FM Trust
6	Enterprise FM Trust LSR LSE
7	Enterprise FM Trust
8	Enterprise FM Trust
9	Enterprise FM Trust
10	Enterprise FM Trust
11	Enterprise FM Trust
12	Enterprise FM Trust
13	Enterprise FM Trust
14	Enterprise FM Trust
15	Enterprise FM Trust
16	Enterprise FM Trust
17	Enterprise FM Trust
18	Enterprise FM Trust
19	Enterprise FM Trust
20	Enterprise FM Trust
21	Enterprise FM Trust
22	Enterprise FM Trust
23	Enterprise FM Trust
24	Enterprise FM Trust
25	Enterprise FM Trust Lessor Lessee
26	Enterprise FM Trust
27	Enterprise FM Trust LSR LSE
28	Enterprise FM Trust
29	Enterprise FM Trust LSR LSE
30	Enterprise FM Inc
31	Enterprise FM Trust
32	Enterprise FM Trust
33	Enterprise FM Trust
34	Enterprise FM Trust
35	Enterprise FM Trust
36	Enterprise FM Trust
37	Enterprise FM Trust
38	Enterprise FM Trust

Exhibit 3 to Attachment A

Sample Lease Number	Owner
39	Enterprise FM Trust
40	Enterprise FM Trust
41	Enterprise FM Trust
42	Enterprise FM Trust LSR LSE
43	Enterprise FM Trust
44	Enterprise FM Trust
45	Enterprise FM Trust
46	Enterprise FM Trust
47	Enterprise FM Trust
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust LSR LSE
51	Enterprise FM Trust
52	Enterprise FM Trust
53	Enterprise FM Trust
54	Enterprise FM Trust
55	Enterprise FM Trust
56	Enterprise FM Trust
57	Enterprise FM Trust
58	Enterprise FM Trust
59	Enterprise FM Trust
60	Lessee Enterprise FM Trust Lessor
61	Enterprise FM Trust
62	Enterprise FM Trust
63	Enterprise FM Trust
64	Enterprise FM Trust
65	Enterprise FM Trust
66	Enterprise FM Trust
67	Enterprise FM Trust
68	Enterprise FM Trust
69	Enterprise FM Trust
70	Enterprise FM Trust
71	Enterprise FM Trust LSR LSE
72	Enterprise FM Trust
73	Enterprise FM Trust
74	Enterprise FM Trust
75	Enterprise FM Trust LSR LSE
76	Enterprise FM Trust
77	Enterprise FM Trust
78	Enterprise FM Trust LSR LSE

Exhibit 3 to Attachment A

Sample Lease Number	Owner
79	Enterprise FM Trust
80	Enterprise FM Trust
81	Enterprise FM Trust
82	LSE LSR Enterprise FM Trust
83	Enterprise FM Trust
84	Lessee Enterprise FM Trust Lessor
85	Enterprise FM Trust LSR LSE
86	Enterprise FM Trust LSR LSE
87	Enterprise FM Trust LSR LSE
88	Enterprise FM Trust
89	Enterprise FM Trust
90	Enterprise FM Trust
91	Enterprise FM Trust LSR LSE
92	Enterprise FM Trust
93	Enterprise FM Trust
94	Enterprise FM Trust
95	Enterprise FM Trust
96	Enterprise FM Trust
97	Enterprise FM Trust LSR LSE
98	Enterprise FM Trust LSR LSE
99	Enterprise FM Trust
100	Enterprise FM Trust
101	Enterprise FM Trust LSR LSE
102	Enterprise FM Trust
103	Enterprise FM Trust
104	Enterprise FM Trust
105	Enterprise FM Trust
106	Enterprise FM Trust
107	Enterprise FM Trust
108	Enterprise FM Trust LSR LSE
109	LSE LSR Enterprise FM Trust
110	Enterprise FM Trust
111	Enterprise FM Trust %
112	Enterprise FM Trust
113	Enterprise FM Trust
114	Enterprise FM Trust LSR LSE
115	Enterprise FM Trust LSR
116	Enterprise FM Trust
117	Enterprise FM Trust
118	Enterprise FM Trust Lessor Lessee

Exhibit 3 to Attachment A

Sample Lease Number	Owner
119	Enterprise FM Trust Lessor
120	Enterprise FM Trust Lessor Lessee
121	Enterprise FM Trust
122	Enterprise FM Trust
123	Enterprise FM Trust
124	Enterprise FM Trust
125	Enterprise FM Trust
126	Enterprise FM Trust
127	Enterprise FM Trust
128	Enterprise FM Trust
129	Enterprise FM Trust
130	Enterprise FM Trust
131	Enterprise FM Trust
132	Enterprise FM Trust
133	Enterprise FM Trust LSR
134	Enterprise FM Trust LSR LSE
135	Enterprise FM Trust
136	Enterprise FM Trust LSR LSE
137	Enterprise FM Trust
138	Enterprise FM Trust LSR LSE
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust LSR LSE
142	Enterprise FM Trust
143	Enterprise FM Trust
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust
147	Enterprise FM Trust
148	Enterprise FM Trust
149	Enterprise FM Trust LSR LSE
150	Enterprise FM Trust

Exhibit 4 to Attachment A

Loss Payee Name and Additional Insured Name

Sample Lease Number	Loss Payee Name and Additional Insured Name
1	Self-Insured (physical damage) and Enterprise FM Trust (liability)
2	Enterprise FM Trust
3	Enterprise FM Trust
4	Self-Insured (physical damage) and Enterprise FM Trust (liability)
5	Self-Insured (physical damage) and Enterprise FM Trust (liability)
6	Enterprise FM Trust
7	Self-Insured (physical damage) and Enterprise FM Trust (liability)
8	Self-Insured (physical damage) and Enterprise FM Trust (liability)
9	Enterprise FM Trust
10	Enterprise FM Trust
11	Self-Insured (physical damage) and Enterprise FM Trust (liability)
12	Self-Insured (physical damage) and Enterprise FM Trust (liability)
13	Enterprise FM Trust
14	Enterprise FM Trust
15	Self-Insured (physical damage) and Enterprise FM Trust (liability)
16	Self-Insured (physical damage) and Enterprise FM Trust (liability)
17	Enterprise FM Trust
18	Enterprise FM Trust
19	Enterprise FM Trust
20	Enterprise FM Trust
21	Enterprise FM Trust
22	Enterprise FM Trust
23	EHI Physical Damage Plan and Liability Plan
24	Self-Insured (physical damage) and Enterprise FM Trust (liability)
25	Self-Insured (physical damage) and Enterprise FM Trust (liability)
26	Enterprise FM Trust
27	Self-Insured (physical damage and liability)
28	Enterprise FM Trust
29	Self-Insured (physical damage and liability)
30	Enterprise FM Trust
31	Enterprise FM Trust
32	Enterprise FM Trust
33	EHI Physical Damage Plan and Liability Plan
34	Enterprise FM Trust
35	Enterprise FM Trust
36	EHI Physical Damage Plan and Liability Plan

Exhibit 4 to Attachment A

Sample Lease Number	Loss Payee Name and Additional Insured Name
37	Self-Insured (physical damage and liability)
38	EHI Physical Damage Plan and Liability Plan
39	Enterprise FM Trust
40	Enterprise FM Trust
41	Enterprise FM Trust
42	Enterprise FM Trust
43	EHI Physical Damage Plan and Liability Plan
44	Enterprise FM Trust
45	Enterprise FM Trust
46	EHI Physical Damage Plan and Enterprise FM Trust (liability)
47	Enterprise FM Trust
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust
51	EHI Physical Damage Plan and Liability Plan
52	Enterprise FM Trust
53	EHI Physical Damage Plan and Liability Plan
54	Self-Insured (physical damage) and Enterprise FM Trust (liability)
55	Enterprise FM Trust
56	Enterprise FM Trust
57	EHI Physical Damage Plan and Enterprise FM Trust (liability)
58	EHI Physical Damage Plan and Liability Plan
59	Enterprise FM Trust
60	EHI Physical Damage Plan and Liability Plan
61	Enterprise FM Trust
62	EHI Physical Damage Plan and Liability Plan
63	EHI Physical Damage Plan and Enterprise FM Trust (liability)
64	Self-Insured (physical damage) and Enterprise FM Trust (liability)
65	EHI Physical Damage Plan and Liability Plan
66	Enterprise FM Trust
67	Enterprise FM Trust
68	Self-Insured (physical damage and liability)
69	EHI Physical Damage Plan and Enterprise FM Trust (liability)
70	Self-Insured (physical damage) and Enterprise FM Trust (liability)
71	Enterprise FM Trust
72	Enterprise FM Trust
73	Enterprise FM Trust
74	Enterprise FM Trust

Exhibit 4 to Attachment A

Sample Lease Number	Loss Payee Name and Additional Insured Name
75	EHI Physical Damage Plan and Liability Plan
76	Self-Insured (physical damage and liability)
77	Enterprise FM Trust
78	Enterprise FM Trust
79	Enterprise FM Trust
80	Enterprise FM Trust
81	Enterprise FM Trust
82	Enterprise FM Trust
83	Enterprise FM Trust
84	Enterprise FM Trust
85	Enterprise FM Trust
86	Enterprise FM Trust
87	EHI Physical Damage Plan and Liability Plan
88	Enterprise FM Trust
89	Self-Insured (physical damage) and Enterprise FM Trust (liability)
90	Enterprise FM Trust
91	Enterprise FM Trust
92	Enterprise FM Trust
93	Enterprise FM Trust
94	Enterprise FM Trust
95	Enterprise FM Trust
96	Enterprise FM Trust
97	Enterprise FM Trust
98	Self-Insured (physical damage and liability)
99	Enterprise FM Trust
100	Enterprise FM Trust
101	EHI Physical Damage Plan and Enterprise FM Trust (liability)
102	Enterprise FM Trust
103	Enterprise FM Trust
104	Enterprise FM Trust
105	EHI Physical Damage Plan and Liability Plan
106	Enterprise FM Trust
107	Enterprise FM Trust
108	Enterprise FM Trust
109	Enterprise FM Trust
110	Self-Insured (physical damage) and Enterprise FM Trust (liability)
111	Enterprise FM Trust
112	Enterprise FM Trust

Exhibit 4 to Attachment A

Sample Lease Number	Loss Payee Name and Additional Insured Name
113	Enterprise FM Trust
114	Enterprise FM Trust
115	Enterprise FM Trust
116	Enterprise FM Trust
117	Enterprise FM Trust
118	Enterprise FM Trust
119	Enterprise FM Trust
120	Enterprise FM Trust
121	Enterprise FM Trust
122	Enterprise FM Trust
123	Enterprise FM Trust
124	Enterprise FM Trust
125	Enterprise FM Trust
126	Enterprise FM Trust
127	EHI Physical Damage Plan and Enterprise FM Trust (liability)
128	Enterprise FM Trust
129	Enterprise FM Trust
130	EHI Physical Damage Plan and Enterprise FM Trust (liability)
131	Enterprise FM Trust
132	Enterprise FM Trust
133	Enterprise FM Trust
134	Enterprise FM Trust
135	Enterprise FM Trust
136	EHI Physical Damage Plan and Enterprise FM Trust (liability)
137	Enterprise FM Trust
138	Enterprise FM Trust
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust
143	Enterprise FM Trust
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust
147	Enterprise FM Trust
148	Enterprise FM Trust
149	Enterprise FM Trust
150	Enterprise FM Trust

Exhibit 4 to Attachment A

Notes:

i.
For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan and Liability Plan” for the loss payee name and additional insured name.

ii.
For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan” for the loss payee name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.